Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.7%

Security	Principal Amount* (000's omitted)		Value
AASET Trust:
Series 2021-2A, Class B, 3.538%, 1/15/47(1)		665	$ 631,225
Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,627	1,653,211
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)		1,717	1,761,185
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,033,874
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)		2,380	2,349,695
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		885	909,871
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		1,484	1,508,685
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		2,001	2,013,599
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		668	673,733
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		2,115	2,161,088
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,318	1,226,077
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,052,684
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,283,794
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		1,135	1,140,042
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	280,950
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		2,606	2,605,324
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		276	273,995
Seris 2020-2A, Class A2, 3.237%, 1/20/51(1)		1,454	1,406,135
FIGRE Trust, Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		1,883	1,896,994
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)		1,365	1,396,849
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,513	1,550,690
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,362	1,361,351
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.687%, (30-day SOFR Average + 2.25%), 12/25/51(1)(3)		1,587	1,598,047
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,522	2,552,336
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		399	398,677
Lendbuzz Securitization Trust:
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)		615	625,958
Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,396,809
Series 2025-2A, Class C, 5.28%, 4/15/31(1)		1,495	1,472,957
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.997%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)		1,154	1,156,918
Security	Principal Amount* (000's omitted)		Value
LoanDepot GMSR Trust: (continued)
Series 2025-GT1, Class B, 7.697%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)		914	$ 916,488
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		844	545,739
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		839	713,965
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		686	576,150
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		62	61,662
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		1,912	1,173,277
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)		945	962,778
Mosaic Solar Loan Trust:
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,385	1,228,883
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		212	189,305
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		450	391,834
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		115	95,191
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,309	896,963
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	179,743
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,169	1,172,209
Series 2024-1, Class B, 6.09%, 8/15/49(1)		728	728,932
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,983	2,829,639
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)		220	206,368
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,570	1,545,988
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		463	453,059
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		1,305	1,329,815
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		715	717,099
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		1,340	1,316,789
Series 2021-C, Class C, 3.61%, 10/8/31(1)		772	761,835
Series 2025-A, Class C, 5.89%, 2/8/33(1)		2,040	2,043,250
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,075	1,080,159
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		18	17,818
Series 2021-3, Class C, 3.27%, 5/15/29(1)		729	718,698
Series 2021-5, Class C, 3.93%, 8/15/29(1)		374	369,655
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		509	489,066
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,168	2,212,754
Prodigy Finance, Series 2021-1A, Class C, 8.022%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		168	172,019
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,054,123
Seris 2025-1A, Class B, 5.727%, 8/15/50(1)		1,200	1,208,308
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,155	1,170,907

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)		2,140	$ 2,166,519
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		959	904,351
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,338	1,188,965
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		2,376	2,354,408
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,295	1,276,836
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	458,535
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,182	1,269,195
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,666	1,669,413
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		571	573,802
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,114	507,346
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		517	421,486
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,969	2,527,109
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		116	110,639
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		3,070	3,084,843
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		2,140	2,169,272
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		610	556,655
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)		1,985	1,991,791
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,857	2,223,836
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	777,141
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		635	659,054
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,107	1,091,806
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		194	185,553
Series 2020-A, Class C, 6.657%, 3/15/45(1)		74	72,829
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		387	401,935
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)		991	1,008,728
Total Asset-Backed Securities (identified cost $101,255,908)			$98,555,268

Collateralized Mortgage Obligations — 7.1%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$766	$ 747,885
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	2,277	2,314,935
Champs Trust:
Series 2024-1, Class A, 8.978%, 7/25/59(1)(4)	898	932,540
Series 2024-2, Class A, 8.741%, 11/25/59(1)(4)	982	1,027,452
Series 2024-3, Class A, 8.293%, 1/25/60(1)(4)	1,181	1,233,337
Series 2025-2, Class A, 8.04%, 10/25/60(1)(4)	1,586	1,643,788
Eagle Re Ltd., Series 2021-2, Class M1C, 7.806%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	385	388,794
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	86	88,481
Series 5402, Class BZ, 6.00%, 4/25/54	323	332,793
Series 5413, Class MZ, 6.00%, 5/25/54	631	653,188
Series 5483, Class FB, 5.786%, (30-day SOFR Average + 1.43%), 12/25/54(3)	2,205	2,216,572
Series 5529, Class AF, 5.356%, (30-day SOFR Average + 1.00%), 3/25/55(3)	2,805	2,807,033
Series 5556, Class FA, 5.506%, (30-day SOFR Average + 1.15%), 7/25/55(3)	1,619	1,621,788
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.621%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	1,270	1,430,847
Series 2020-DNA6, Class B1, 7.356%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	275	294,300
Series 2021-DNA2, Class B1, 7.756%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	815	910,265
Series 2021-DNA2, Class B2, 10.356%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	910	1,114,786
Series 2022-DNA2, Class B2, 12.856%, (30-day SOFR Average + 8.50%), 2/25/42(1)(3)	590	639,958
Series 2022-DNA4, Class B2, 14.606%, (30-day SOFR Average + 10.25%), 5/25/42(1)(3)	1,142	1,280,279
Federal National Mortgage Association, Series 2024-33, Class KF, 5.306%, (30-day SOFR Average + 0.95%), 1/25/54(3)	788	790,974
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.821%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	665	708,857
Series 2019-R05, Class 1B1, 8.571%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	809	829,592
Series 2019-R06, Class 2B1, 8.221%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,328	1,360,815
Series 2019-R07, Class 1B1, 7.871%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	1,232	1,260,214
Series 2020-R02, Class 2B1, 7.471%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	494	506,482
Series 2021-R01, Class 1B2, 10.356%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	2,287	2,379,344
Series 2021-R02, Class 2B1, 7.656%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	180	183,947

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$331	$ 344,369
Series 2023-84, Class MW, 6.00%, 6/20/53	349	363,948
Series 2023-98, Class BW, 6.00%, 7/20/53	385	400,652
Series 2023-99, Class AL, 6.00%, 7/20/53	385	400,050
Series 2023-101, Class FM, 5.289%, (30-day SOFR Average + 0.90%), 7/20/53(3)	1,793	1,793,399
Series 2023-102, Class SG, 6.191%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	365	394,253
Series 2023-133, Class S, 8.434%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	685	770,273
Series 2023-164, Class EL, 6.00%, 11/20/53	450	466,330
Series 2023-173, Class AX, 6.00%, 11/20/53	395	409,337
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,698,598
Series 2024-46, Class AL, 6.00%, 3/20/54	406	422,222
Series 2025-2, Class FB, 5.439%, (30-day SOFR Average + 1.05%), 12/20/54(3)	2,855	2,860,733
Home Re Ltd., Series 2021-1, Class M2, 7.321%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	344	346,394
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(2)	273	274,062
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(2)	485	486,973
Series 2023-RTL4, Class A1, 7.628% to 10/25/25, 11/25/28(1)(2)	440	443,827
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(2)	1,275	1,285,244
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	852	866,223
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(2)	870	874,943
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 7.358%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,095	1,106,144
Series 2025-GT1, Class A, 6.608%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	735	739,344
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	1,612	1,641,326
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	1,585	1,612,415
Triangle Re Ltd., Series 2021-3, Class B1, 9.306%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	1,152	1,185,469
Total Collateralized Mortgage Obligations (identified cost $49,865,703)		$50,885,774

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	900	$ 841,373
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	2,532	2,232,826
Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)		3,865	$ 3,267,879
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)		1,555	1,112,570
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/30(1)(4)		1,702	1,707,953
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 5.915%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)		2,062	2,056,140
BX Trust:
Series 2023-DELC, Class B, 7.489%, (1 mo. SOFR + 3.339%), 5/15/38(1)(3)		1,500	1,514,969
Series 2025-GW, Class E, 7.80%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		2,400	2,415,876
Caister Finance DAC, Series 1A, Class C, 6.817%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	1,239	1,670,453
CSMC Trust:
Series 2021-BPNY, Class A, 7.98%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		3,608	3,429,595
Series 2022-CNTR, Class A, 8.095%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		508	336,964
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(4)		1,654	1,703,275
Extended Stay America Trust:
Series 2021-ESH, Class D, 6.515%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)		2,867	2,871,417
Series 2025-ESH, Class E, (1 mo. SOFR + 3.35%), 10/15/42(1)(6)		1,325	1,328,313
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.721%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		1,260	1,281,492
Series 2020-01, Class M10, 8.221%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		1,951	1,989,742
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.40%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)		1,160	1,167,097
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	678,422
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.841%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)		1,480	1,484,732
Series 2024-WLF2, Class D, 7.09%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		1,346	1,355,638
Series 2024-WOLF, Class A, 5.692%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)		540	541,646
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.091%, (1 mo. SOFR + 1.941%), 5/15/37(1)(3)		1,562	1,566,862
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.489%, (1 mo. SOFR + 3.339%), 6/15/41(1)(3)		1,000	1,007,531
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901%, 1/13/40(1)(4)		757	785,579
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.491%, (1 mo. SOFR + 2.341%), 9/15/41(1)(3)		277	277,902
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.40%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		649	649,193

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
INTOWN Mortgage Trust: (continued)
Series 2025-STAY, Class D, 7.00%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)		1,134	$ 1,135,594
Series 2025-STAY, Class E, 8.00%, (1 mo. SOFR + 3.85%), 3/15/42(1)(3)		1,229	1,231,701
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	25,404
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D, 7.339%, (1 mo. SOFR + 3.189%), 6/15/39(1)(3)		1,158	1,168,532
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.591%, (1 mo. SOFR + 2.441%), 2/15/42(1)(3)		1,221	1,216,361
ORL Trust, Series 2024-GLKS, Class F, 8.589%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)		1,830	1,827,025
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 6.125%, 8/10/42(1)(4)		885	902,278
SHR Trust, Series 2024-LXRY, Class A, 6.10%, (1 mo. SOFR + 1.95%), 10/15/41(1)(3)		1,525	1,529,545
TX Trust, Series 2024-HOU, Class E, 8.538%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		1,344	1,353,114
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.986%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	600	812,901
Series 2024-1A, Class E, 8.986%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	350	473,719
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 6.013%, 9/15/40(1)(4)		520	523,143
Series 2025-1918, Class C, 6.692%, 9/15/40(1)(4)		555	558,669
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(4)		890	840,288
Total Commercial Mortgage-Backed Securities (identified cost $53,840,422)			$52,873,713

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	36,093	$ 631,627
Total Common Stocks (identified cost $216,742)		$ 631,627

Convertible Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Communications — 0.2%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$255	$ 469,072
JD.com, Inc., 0.25%, 6/1/29	250	269,250
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	215	285,628
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Uber Technologies, Inc., 0.00%, 12/15/25	$260	$ 317,330
		$ 1,341,280
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$285	$ 266,609
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	270	374,119
Jazz Investments I Ltd., 3.125%, 9/15/30	250	297,250
Shift4 Payments, Inc., 0.50%, 8/1/27(9)	245	241,712
		$ 1,179,690
Energy — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(9)	$285	$278,587
		$278,587
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$270	$305,880
Digital Realty Trust LP, 1.875%, 11/15/29(1)	305	321,013
Federal Realty OP LP, 3.25%, 1/15/29(1)	265	269,770
		$896,663
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$275	$258,638
Datadog, Inc., 0.00%, 12/1/29(1)(9)	310	307,675
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	250	279,220
ON Semiconductor Corp., 0.50%, 3/1/29	290	268,300
Parsons Corp., 2.625%, 3/1/29	265	302,762
		$1,416,595
Total Convertible Bonds (identified cost $4,636,756)		$5,112,815

Corporate Bonds — 27.6%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(9)	1,166	$ 1,212,934
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	155	155,567
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,150	1,207,644
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	714,828
		$ 3,290,973
Communications — 1.7%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,450	$ 1,422,176
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(10)	1,540	1,599,721

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	1,030	$ 714,217
4.80%, 3/1/50	3,705	2,936,374
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,592	1,672,796
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	310	322,342
8.00%, 8/1/29(1)	1,075	1,095,725
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,530	1,500,035
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,070	1,140,973
		$12,404,359
Consumer, Cyclical — 1.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,075	$1,076,388
Champ Acquisition Corp., 8.375%, 12/1/31(1)	544	579,705
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,250	1,292,256
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	1,515	1,524,150
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,325	1,234,127
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	420	419,073
7.35%, 3/6/30	3,161	3,384,535
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	625	669,430
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(9)	1,350	1,312,071
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,625	1,666,713
		$13,158,448
Consumer, Non-cyclical — 1.3%
Biogen, Inc., 6.45%, 5/15/55	1,595	$1,711,406
Centene Corp.:
2.50%, 3/1/31	1,268	1,093,066
3.375%, 2/15/30	669	615,856
4.625%, 12/15/29	897	870,297
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(9)	1,093	1,036,372
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	500	542,094
10.00%, 6/1/32(1)(9)	975	1,024,929
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,350	1,323,095
Royalty Pharma PLC, 5.20%, 9/25/35	681	680,684
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	620	635,644
		$9,533,443
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	1,373	$1,323,740
		$1,323,740
Energy — 0.9%
Occidental Petroleum Corp., 5.375%, 1/1/32	2,300	$2,340,876
Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		1,368	$ 1,261,091
6.45%, 3/5/34(1)		423	410,579
6.95%, 3/5/54(1)		275	253,174
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,750,806
			$ 6,016,526
Financial — 17.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)		670	$ 692,792
Ally Financial, Inc., 4.70% to 5/15/26(10)(12)		3,179	3,101,091
American Assets Trust LP, 3.375%, 2/1/31		743	675,196
American National Group, Inc.:
6.144%, 6/13/32(1)		1,599	1,678,630
7.00% to 12/1/30, 12/1/55(10)		1,514	1,562,029
Antares Holdings LP, 6.50%, 2/8/29(1)		940	961,301
Apollo Debt Solutions BDC, 5.875%, 8/30/30(1)		2,052	2,088,991
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	930	1,305,790
Athene Holding Ltd., 6.625%, 5/19/55		2,047	2,192,631
Azorra Finance Ltd., 7.75%, 4/15/30(1)		1,300	1,372,045
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(9)(10)(12)		1,979	2,086,262
Banco Santander SA, 9.625% to 11/21/28(10)(12)		1,000	1,121,922
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)		1,819	1,935,169
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		3,655	3,928,171
Barclays PLC, 8.00% to 3/15/29(10)(12)		2,080	2,204,554
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)		2,538	2,494,156
7.625% to 2/11/30, 2/11/35(1)(10)		200	210,900
8.125% to 1/8/34, 1/8/39(1)(10)		1,146	1,250,281
8.45% to 6/29/33, 6/29/38(1)(10)		722	801,677
Belrose Funding Trust II, 6.792%, 5/15/55(1)		3,200	3,468,514
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		365	380,654
6.65%, 3/15/31		935	983,128
BNP Paribas SA, 7.75% to 8/16/29(1)(10)(12)		2,781	2,952,732
Broadstone Net Lease LLC, 2.60%, 9/15/31		305	267,234
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)		2,296	2,279,946
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)(10)		2,000	2,056,350
CI Financial Corp., 7.50%, 5/30/29(1)		2,947	3,141,979
Citadel LP, 6.375%, 1/23/32(1)		2,710	2,869,974
Citigroup, Inc., 4.00% to 12/10/25(10)(12)		824	821,798
COPT Defense Properties LP, 2.75%, 4/15/31		2,540	2,300,852
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,085	1,056,194
EPR Properties:
3.60%, 11/15/31		910	840,435
3.75%, 8/15/29		455	438,170
4.95%, 4/15/28		1,083	1,091,620

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Essent Group Ltd., 6.25%, 7/1/29		404	$ 423,457
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		1,468	1,525,212
Global Atlantic Fin Co.:
6.75%, 3/15/54(1)		3,260	3,454,436
7.95% to 7/15/29, 10/15/54(1)(10)		1,351	1,431,721
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		5,146	5,239,681
Intact Financial Corp., 5.459%, 9/22/32(1)		501	516,642
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(10)		2,724	3,215,802
Jyske Realkredit AS, 4.00%, 10/1/56	DKK	88,000	13,902,520
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)		3,582	3,518,967
Marex Group PLC, 6.404%, 11/4/29		3,393	3,500,240
NMI Holdings, Inc., 6.00%, 8/15/29(9)		358	370,455
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	34,457	5,311,468
3.50%, 10/1/56(11)	DKK	9,169	1,397,604
Oaktree Strategic Credit Fund:
6.50%, 7/23/29		415	430,300
8.40%, 11/14/28(9)		1,210	1,314,260
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		1,347	1,401,982
Raymond James Financial, Inc., 5.65%, 9/11/55		846	840,304
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	3,407	518,799
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		1,956	1,828,222
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(1)(10)		200	210,909
8.50% to 3/25/34(1)(10)(12)		1,528	1,654,683
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		2,000	2,005,111
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)		729	726,712
5.625%, 2/15/28		1,452	1,482,692
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(10)		1,122	1,165,197
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)		981	967,024
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)		2,820	2,984,408
UBS Group AG, 9.25% to 11/13/28(1)(10)(12)		1,770	1,957,078
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		969	977,344
5.861% to 6/19/27, 6/19/32(1)(10)		1,386	1,407,937
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)		375	334,622
			$122,628,957
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$2,499,170
			$2,499,170
Industrial — 1.2%
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	$1,199,583
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)		160	164,255
Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Hexcel Corp., 5.875%, 2/26/35	585	$ 612,119
Masterbrand, Inc., 7.00%, 7/15/32(1)	1,266	1,310,008
Reworld Holding Corp., 4.875%, 12/1/29(1)	1,780	1,675,652
Seaspan Corp., 5.50%, 8/1/29(1)	1,347	1,300,010
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	1,350	1,351,550
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	1,270	1,245,273
		$ 8,858,450
Technology — 1.8%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	1,300	$1,349,844
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,862	1,980,436
Kyndryl Holdings, Inc., 6.35%, 2/20/34(9)	1,880	2,010,004
McAfee Corp., 7.375%, 2/15/30(1)(9)	1,200	1,114,508
Oracle Corp.:
3.60%, 4/1/50	870	612,884
5.20%, 9/26/35	1,937	1,948,404
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,460	1,341,791
Qorvo, Inc., 3.375%, 4/1/31(1)	1,650	1,517,459
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	1,041	1,180,031
		$13,055,361
Utilities — 0.7%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,000	$1,025,651
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	401	360,238
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(10)	1,129	1,138,326
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	910	887,617
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	1,550	1,626,638
		$5,038,470
Total Corporate Bonds (identified cost $191,519,001)		$197,807,897

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Fixed-Income Funds — 0.8%
Calvert Ultra-Short Investment Grade ETF(13)	119,000	$ 6,035,085
Total Exchange-Traded Funds (identified cost $6,036,680)		$ 6,035,085

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(14)	$500	$ 506,130
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(14)	1,000	1,013,440
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,519,570

Preferred Stocks — 0.4%

Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series I, 6.50% to 10/6/30(7)	36,722	$ 927,231
		$ 927,231
Insurance — 0.1%
Aspen Insurance Holdings Ltd., 7.00%(9)	16,612	$ 418,789
		$ 418,789
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 1,044,409
		$ 1,044,409
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.25%	18,104	$448,979
		$448,979
Total Preferred Stocks (identified cost $3,742,751)		$2,839,408

Senior Floating-Rate Loans — 3.7%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$719	$ 720,101
Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	273	273,903
		$ 994,004
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 6.913%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	$992	$ 993,860
		$ 993,860
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.2%
MV Holding GmbH, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 3/17/32	$1,496	$ 1,499,991
		$ 1,499,991
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$990	$ 990,000
		$ 990,000
Diversified Consumer Services — 0.4%
Belron Finance 2019 LLC, Term Loan, 6.742%, (3 mo. USD Term SOFR + 2.50%), 10/16/31	$1,485	$ 1,494,317
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	993	993,029
		$2,487,346
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$207	$205,691
Term Loan, 6.628%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	206	205,664
		$411,355
Entertainment — 0.2%
Delta 2 (LUX) SARL, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 9/30/31	$1,000	$1,002,035
		$1,002,035
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	$887	$887,049
		$887,049
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	$995	$995,532
Raven Acquisition Holdings LLC:
Term Loan, 7.163%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	836	836,473
Term Loan, 11/19/31(16)	60	60,048
		$1,892,053
Insurance — 0.7%
Alliant Holdings Intermediate LLC, Term Loan, 6.666%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$990	$988,360
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	1,381	1,382,183
HUB International Ltd., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	758	760,284

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	$993	$ 994,053
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	887	886,408
		$ 5,011,288
IT Services — 0.3%
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$1,381	$ 1,385,412
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	790	789,893
		$ 2,175,305
Machinery — 0.3%
Alliance Laundry Systems LLC, Term Loan, 6.385%, (1 mo. USD Term SOFR + 2.25%), 8/19/31	$935	$934,963
Gates Global LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	990	989,926
		$1,924,889
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,489	$1,489,301
		$1,489,301
Software — 0.4%
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$992	$994,868
McAfee LLC, Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	993	950,939
Open Text Corp., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	878	878,514
		$2,824,321
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$993	$991,578
		$991,578
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$992	$993,517
		$993,517
Total Senior Floating-Rate Loans (identified cost $26,575,008)		$26,567,892

Sovereign Government Bonds — 0.3%

Security	Principal Amount* (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	1,720	$ 1,969,902
			$ 1,969,902
Total Sovereign Government Bonds (identified cost $1,906,120)			$ 1,969,902

U.S. Government Agency Mortgage-Backed Securities — 21.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$7,009	$ 6,956,705
5.50%, with various maturities to 2055	31,841	32,133,651
Federal National Mortgage Association, 5.50%, with various maturities to 2055	15,830	15,980,682
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(17)	5,780	5,448,327
5.00%, 30-Year, TBA(17)	48,727	48,329,518
5.50%, 30-Year, TBA(17)	43,103	43,468,365
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $152,815,042)		$152,317,248

U.S. Treasury Obligations — 16.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/46	$36	$ 24,030
2.875%, 8/15/45	6,651	5,055,669
U.S. Treasury Notes:
0.625%, 5/15/30	183	159,114
0.625%, 8/15/30	3,818	3,292,354
1.125%, 2/15/31	3,750	3,277,661
1.25%, 8/15/31	28	24,221
1.625%, 8/15/29	81	75,169
3.875%, 8/15/34	6,021	5,929,979
4.00%, 2/15/34	732	730,242
4.125%, 2/28/27	1,398	1,406,546
4.125%, 11/30/29	47,200	47,966,078
4.25%, 12/31/26	46,716	47,022,574
4.625%, 2/15/35	547	568,581
Total U.S. Treasury Obligations (identified cost $114,011,966)		$115,532,218

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(18)	$1,134,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 15.9%
Affiliated Fund — 14.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(19)	104,684,129	$104,684,129
Total Affiliated Fund (identified cost $104,684,129)		$104,684,129
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(20)	9,258,195	$ 9,258,195
Total Securities Lending Collateral (identified cost $9,258,195)		$ 9,258,195
Total Short-Term Investments (identified cost $113,942,324)		$113,942,324
Total Investments — 115.2% (identified cost $821,864,423)		$826,590,741
Less Unfunded Loan Commitments — (0.0)%†		$ (60,000)

Net Investments — 115.2% (identified cost $821,804,423)	$826,530,741

Other Assets, Less Liabilities — (15.2)%	$(109,049,844)
Net Assets — 100.0%	$717,480,897

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $286,860,266 or 40.0% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after September 30, 2025.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $2,151,197, which represents 0.3% of the net assets of the Fund as of September 30, 2025.
(9)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $8,953,998 and the total market value of the collateral received by the Fund was $9,476,759, comprised of cash of $9,258,195 and U.S. government and/or agencies securities of $218,564.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $9,857,401 or 1.4% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund.
(14)	May be deemed to be an affiliated company.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At September 30, 2025, the total value of unfunded loan commitments is $60,048.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

(18)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(20)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	4,381,908	USD	2,902,894	BNP Paribas	12/17/25	$ —	$(773)
BRL	1,734,508	USD	319,755	BNP Paribas	12/17/25	367	—
BRL	37,101,181	USD	6,837,541	JPMorgan Chase Bank, N.A.	12/17/25	9,857	—
CZK	7,111,602	USD	344,144	Goldman Sachs International	12/17/25	—	(536)
CZK	66,657,443	USD	3,235,720	UBS AG	12/17/25	—	(15,065)
DKK	1,291,536	USD	204,160	State Street Bank and Trust Company	12/17/25	19	—
EGP	10,745,592	USD	214,472	Citibank, N.A.	12/17/25	2,166	—
EGP	169,219,310	USD	3,389,131	JPMorgan Chase Bank, N.A.	12/17/25	22,449	—
HUF	107,076,768	USD	319,815	Bank of America, N.A.	12/17/25	1,049	—
HUF	1,087,419,623	USD	3,255,031	UBS AG	12/17/25	3,503	—
INR	7,558,442	USD	84,738	BNP Paribas	12/17/25	—	(41)
INR	248,953,000	USD	2,819,559	JPMorgan Chase Bank, N.A.	12/17/25	—	(29,876)
KRW	4,460,685,209	USD	3,246,023	JPMorgan Chase Bank, N.A.	12/17/25	—	(58,086)
MXN	5,628,304	USD	302,643	Bank of America, N.A.	12/17/25	2,209	—
MXN	78,714,076	USD	4,245,292	JPMorgan Chase Bank, N.A.	12/17/25	18,191	—
SGD	126	USD	99	Goldman Sachs International	12/17/25	—	(1)
USD	2,134,749	CAD	2,933,875	Barclays Bank PLC	12/17/25	19,044	—
USD	106,192	DKK	667,911	Citibank, N.A.	12/17/25	602	—
USD	192,786	DKK	1,213,114	Credit Agricole Corporate and Investment Bank	12/17/25	1,005	—
USD	77,442	DKK	489,615	Credit Agricole Corporate and Investment Bank	12/17/25	39	—
USD	41	DKK	256	Goldman Sachs International	12/17/25	—	—
USD	20,922,825	DKK	131,758,355	UBS AG	12/17/25	93,155	—
USD	2,675,308	EUR	2,259,532	Bank of America, N.A.	12/17/25	10,871	—
USD	2,975,587	GBP	2,194,293	JPMorgan Chase Bank, N.A.	12/17/25	24,184	—
USD	3,206,831	KRW	4,456,533,761	Bank of America, N.A.	12/17/25	21,861	—
						$230,571	$(104,378)

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	118	Long	12/31/25	$24,591,016	$10,828
U.S. 5-Year Treasury Note	404	Long	12/31/25	44,114,906	(191,161)
U.S. 10-Year Treasury Note	(172)	Short	12/19/25	(19,350,000)	(76,578)
U.S. Ultra 10-Year Treasury Note	(191)	Short	12/19/25	(21,979,922)	(173,233)
U.S. Ultra-Long Treasury Bond	(73)	Short	12/19/25	(8,764,563)	(216,819)
					$(646,963)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	$3,150	5.00% (pays quarterly)(1)	3.02%	6/20/30	$253,594	$(110,797)	$142,797
Total	$3,150				$253,594	$(110,797)	$142,797

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,150,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	216,742
		$1,716,742

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CZK	– Czech Republic Koruna
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar
At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended September 30, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the fiscal year to date ended September 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $112,238,784, which represents 15.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,766,270	$ 1,269,750	$ —	$ —	$ (935)	$ 6,035,085	$ 204,134	119,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	494,275	—	—	—	11,855	506,130	18,750	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	985,350	—	—	—	28,090	1,013,440	37,500	$1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	17,114,347	1,000,000	(17,510,202)	(645,183)	41,038	—	374,785	—

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(2)	$100,126,219	$295,379,228	$(290,821,318)	$ —	$ —	$104,684,129	$3,026,771	104,684,129
Total				$(645,183)	$80,048	$112,238,784	$3,661,940

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$98,555,268	$ —	$98,555,268
Collateralized Mortgage Obligations	—	50,885,774	—	50,885,774
Commercial Mortgage-Backed Securities	—	52,873,713	—	52,873,713
Common Stocks	—	631,627	—	631,627
Convertible Bonds	—	5,112,815	—	5,112,815
Corporate Bonds	—	197,807,897	—	197,807,897
Exchange-Traded Funds	6,035,085	—	—	6,035,085
High Social Impact Investments	—	1,519,570	—	1,519,570
Preferred Stocks	2,839,408	—	—	2,839,408
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	26,507,892	—	26,507,892
Sovereign Government Bonds	—	1,969,902	—	1,969,902
U.S. Government Agency Mortgage-Backed Securities	—	152,317,248	—	152,317,248
U.S. Treasury Obligations	—	115,532,218	—	115,532,218
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	104,684,129	—	—	104,684,129
Securities Lending Collateral	9,258,195	—	—	9,258,195
Total Investments	$122,816,817	$703,713,924	$0	$826,530,741
Forward Foreign Currency Exchange Contracts	$ —	$230,571	$ —	$230,571
Futures Contracts	10,828	—	—	10,828
Swap Contracts	—	253,594	—	253,594
Total	$122,827,645	$704,198,089	$0	$827,025,734

Calvert
Flexible Bond Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(104,378)	$ —	$(104,378)
Futures Contracts	(657,791)	—	—	(657,791)
Total	$(657,791)	$(104,378)	$ —	$(762,169)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.